Convertible Preferred Stock Warrant (Assumptions used to Estimate Fair Value) (Detail) (Convertible Preferred Stock)	12 Months Ended
Mar. 31, 2012
Convertible Preferred Stock
Shareholders Equity [Line Items]
Remaining contractual life (in years)	11 days
Risk-free interest rate	2.20%
Expected volatility	41.00%
Expected dividend rate	0.00%